Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Revenue	₩ 21,330,819	₩ 26,151,781	₩ 29,878,043
Cost of sales	(20,985,643)	(25,027,703)	(24,572,939)
Gross profit	345,176	1,124,078	5,305,104
Selling expenses	(575,785)	(895,602)	(933,043)
Administrative expenses	(899,902)	(931,117)	(919,409)
Research and development expenses	(1,379,653)	(1,382,406)	(1,222,044)
Other income	1,472,258	3,185,837	1,252,135
Other expenses	(1,786,234)	(4,446,414)	(1,280,859)
Finance income	1,122,294	873,059	425,835
Finance costs	(1,634,534)	(966,363)	(916,614)
Equity in income (loss) of equity accounted investees, net	(3,061)	5,558	7,780
Profit (loss) before income tax	(3,339,441)	(3,433,370)	1,718,885
Income tax expense (benefit)	(762,712)	(237,785)	385,341
Profit (loss) for the year	2,576,729	3,195,585	(1,333,544)
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	49,817	122,361	(163,363)
Other comprehensive income (loss) from associates	170	32	(84)
Items that will never be reclassified to profit or loss	49,987	122,393	(163,447)
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Foreign currency translation differences for foreign operations	23,143	(80,963)	869,789
Gain (loss) on valuation of derivative		9,227	(9,227)
Other comprehensive income (loss) from associates	(2,824)	(9,710)	4,497
Items that are or may be reclassified to profit or loss	20,319	(81,446)	865,059
Other comprehensive income for the year, net of income tax	70,306	40,947	701,612
Total comprehensive income (loss) for the year	(2,506,423)	(3,154,638)	2,035,156
Profit (loss) attributable to:
Owners of the Controlling Company	(2,733,742)	(3,071,565)	1,186,182
Non-controlling interests	157,013	(124,020)	147,362
Profit (loss) for the year	(2,576,729)	(3,195,585)	1,333,544
Total comprehensive income (loss) attributable to:
Owners of the Controlling Company	(2,647,407)	(3,006,686)	1,723,323
Non-controlling interests	140,984	(147,952)	311,833
Total comprehensive income (loss) for the year	₩ (2,506,423)	₩ (3,154,638)	₩ 2,035,156
Earnings (loss) per share (in won)
Basic earnings (loss) per share	₩ (7,640)	₩ (8,584)	₩ 3,315
Diluted earnings (loss) per share	₩ (7,640)	₩ (8,584)	₩ 3,130